Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
Warrants

Note 9. Warrants

The following table summarizes information about warrant activity during the six-month period ended June 30, 2016:

	No. of warrants	Weighted average exercise price	Exercise price range
December 31, 2015	1,006,679	$12.92	$5.00 – $17.60
Granted	—	—	—
Exercised	—	—	—
Expired	—	—	—
June 30, 2016	1,006,679	$9.18	$3.00 – $17.60
On March 9, 2016, the Company modified the exercise price of the May 2015 Warrants, which are recorded as derivative warrant liabilities, from $10.00 to $3.00. There were no changes to other terms of the May 2015 Warrants (see Note 7). The change in fair value of the May 2015 Warrants as a result of the exercise price modification was accounted for as a debt discount to be amortized over the remaining term of the Amended Notes.
Certain of the Company’s outstanding warrants are classified as equity warrants and certain are classified as derivative warrant liabilities. The Company’s outstanding equity warrants as of June 30, 2016 consist of the following:

	No. outstanding	Exercise price	Remaining contractual life	Expiration Date
Series 1 Warrants	149,025	$17.60	1.05 years	July 19, 2017
Series 2 Warrants	194,352	$17.60	1.05 years	July 19, 2017
Reload Warrants	75,802	$17.60	0.61 years	February 6, 2017
October 2015 Warrants	50,000	$5.00	4.79 years	April 15, 2021
Outstanding as of June 30, 2016	469,179
The Company’s outstanding derivative warrants as of June 30, 2016 consist of the following:

	No. outstanding	Exercise price	Remaining contractual life	Expiration Date
May 2015 Warrants	537,500	$3.00	3.84 years	May 4, 2020

Note 12. Warrants

The following table summarizes information about warrant activity during the year ended December 31, 2015:

	No. of warrants	Weighted average exercise price	Exercise price range
December 31, 2014	1,740,265	$42.26	$9.40 – $50.60
Granted	587,500	$9.57	$5.00 – $10.00
Expired on June 21, 2015	(1,321,086)	$50.55	$9.40 – $50.60
December 31, 2015	1,006,679	$12.92	$10.00 – $17.60
On May 4, 2015, the Company issued warrants to purchase up to 537,500 of its shares of common stock in conjunction with the issuance of the Notes. The warrants are exercisable at $10.00 per share and are exercisable for a period of five years.
In October 2015, in connection with the purchase of IDG, the Company granted the finder with warrants to purchase up to 50,000 of its shares of common stock, at an exercise price of $5.00 per share (the “October 2015 Warrants”).
Prior to June 21, 2015, the Company had public warrants to purchase 478,400 shares of common stock at an exercise price of $50.60, which were listed on the NASDAQ Capital Market under the symbol “VRNGW,” and additional warrants which were privately held to purchase 842,686 shares of common stock, all of which expired on June 21, 2015.
Certain of the Company’s outstanding warrants are classified as equity warrants and certain are classified as derivative warrant liabilities. The Company’s outstanding equity warrants as of December 31, 2015 consist of the following:

	No. outstanding	Exercise price	Remaining contractual life	Expiration Date
Series 1 Warrants	149,025	$17.60	1.55 years	July 19, 2017
Series 2 Warrants	194,352	$17.60	1.55 years	July 19, 2017
Reload Warrants	75,802	$17.60	1.10 years	February 6, 2017
October 2015 Warrants	50,000	$5.00	5.29 years	April 15, 2021
Outstanding as of December 31, 2015	469,179

The Company’s outstanding derivative warrant liabilities as of December 31, 2015 consist of the following:

	No. outstanding	Exercise price	Remaining contractual life	Expiration Date
May 2015 Warrants	537,500	$10.00	4.34 years	May 4, 2020